Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings’ consolidated balance sheets, statements of comprehensive (loss)/income, statements of cash flows and statements of changes in equity for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Holdings’ Annual Report for the year ended December 31, 2017 filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Change in accounting principles:

ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash

The Company historically presented changes in restricted cash and cash equivalents depending on the nature of the cash flow within the consolidated statements of cash flows. During the first quarter of 2018, the Company adopted ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash  , which requires that restricted cash and restricted cash equivalents be included as components of total cash and cash equivalents as presented on the statement of cash flows. The recognition and measurement guidance for restricted cash is not affected. The Company applied this guidance retrospectively to all prior periods presented in the Company’s financial statements.

The effect of the retrospective application of this change in accounting principle on the Company’s consolidated statements of cash flows for the nine months ended September 30, 2017 resulted in a decrease of cash provided by operating activities in the amount of $2,836 and a decrease of cash used in financing activities in the amount of $2,491 with a corresponding decrease in cash and cash equivalents and restricted cash of $345.

The following table provides a reconciliation of cash and cash equivalents and restricted cash to amounts reported within the condensed consolidated balance sheets:

	September 30, 2018	December 31, 2017
Reconciliation of cash and cash equivalents and restricted cash:
Current assets:
Cash and cash equivalents	132,925	127,632
Restricted cash	10,056	6,558

Total cash and cash equivalents and restricted cash	$142,981	$134,190

ASC 606, Revenue from Contracts with Customers (“ASC 606”)

On January 1, 2018, the Company adopted the provisions of ASC 606, Revenue from Contracts with Customers. The guidance provides a unified model to determine how revenue is recognized. In doing so, the Company makes judgments including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation. Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company’s contract revenues from time chartering continue to be governed by ASC 840 Leases. Upon adoption of ASC 606, the timing and recognition of earnings from time charter contracts to which the Company is party did not change from previous practice.

(b) Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned.

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of shares qualifies as a sale of shares. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Affiliates included in the financial statements accounted for under the equity method

In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of September 30, 2018 was 20.2%, which includes a 2.0% general partner interest); (ii) Navios Acquisition and its subsidiaries (economic interest as of September 30, 2018 was 48.6%); (iii) Acropolis Chartering and Shipping Inc. (“Acropolis”) (economic interest as of September 30, 2018 was 35.0%), (iv) Navios Europe I and its subsidiaries (economic interest as of September 30, 2018 was 47.5%); (v) Navios Europe II and its subsidiaries (economic interest as of September 30, 2018 was 47.5%); and (vi) Navios Containers and its subsidiaries (economic interest as of September 30, 2018 was 3.1%).

(c) Revenue Recognition

Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. The Company generates revenue from transportation of cargo, time charter of vessels, port terminal operations, bareboat charters, contracts of affreightment/voyage contracts, demurrages and contracts covering dry or liquid port terminal operations.

Voyage revenues for the transportation of cargo were previously recognized ratably over the estimated relative transit time of each voyage. A voyage was deemed to commence when a vessel arrives at the loading port, as applicable under the contract, and was deemed to end upon the completion of the discharge of the current cargo. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenue from contracts of affreightment (“COA”)/voyage contracts relating to our barges were previously recognized ratably over the estimated relative transit time of each voyage. A voyage was deemed to commence upon the barge’s arrival at the loading port, as applicable under the contract, and was deemed to end upon the completion of discharge under the current voyage. The percentage of transit time was based on the days traveled as of the balance sheet date divided by the total days expected for the voyage. The position of the barge at the balance sheet date was determined by the days traveled as of the balance sheet date over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity was recognized ratably over the period of the contracts.

Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

Upon adoption of ASC 606, the Company will recognize revenue ratably from the vessel’s/barge’s arrival at the loading port, as applicable under the contract, to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. The adoption of this standard had no material effect on the Company’s opening retained earnings, consolidated balance sheets and consolidated statements of comprehensive (loss)/income.

Revenues earned under contracts of affreightment (“COA”)/voyage contracts within the Dry Bulk Vessel Operations, amounted to $3,275 and $8,159 for the three month periods ended September 30, 2018 and 2017, respectively and $17,892 and $27,447 for the nine month periods ended September 30, 2018 and 2017, respectively. Revenues earned under contracts of affreightment (“COA”)/voyage contracts within the Logistics business, amounted to $10,655 and $11,232 for the three month periods ended September 30, 2018 and 2017, respectively and $30,207 and $34,683 for the nine month periods ended September 30, 2018 and 2017, respectively.

Revenues from time chartering and bareboat chartering of vessels and barges are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such loss is determined. A time charter involves placing a vessel or barge at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenues from time chartering of vessels in the Dry Bulk Vessel Operations amounted to $82,007 and $50,408 for the three month periods ended September 30, 2018 and 2017, respectively and $204,168 and $134,133 for the nine month periods ended September 30, 2018 and 2017, respectively. Revenues from time chartering and bareboat chartering of vessels and barges in the Logistics business amounted to $19,790 and $24,804 for the three month periods ended September 30, 2018 and 2017, respectively and $56,324 and $66,154 for the nine month periods ended September 30, 2018 and 2017, respectively.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized in the period in which the variability is resolved. The allocation of such net revenue may be subject to future adjustments by the pool, however, such changes are not expected to be material. Revenue for vessels operating in pooling arrangements in the Dry Bulk Vessel Operations amounted to $0 and $1,087 for the three month period ended September 30, 2018 and 2017, respectively and $0 and $8,219 for the nine month periods ended September 30, 2018 and 2017, respectively.

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or half-yearly basis) or the Baltic Dry Index over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement. Profit sharing results from the Dry Bulk Vessel Operations for the three month periods ended September 30, 2018 and 2017 amounted to $153 and $759, respectively and for the nine month periods ended September 30, 2018 and 2017 amounted to $(52) and $1,205, respectively.

Revenues from dry port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into silos or the stockpiles for temporary storage and then loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Revenue arising from contracts that provide our customers with continuous access to port terminal storage and transshipment capacity is recognized ratably over the period of the contracts. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading as the performance obligation is met evenly over the loading period. Storage fees are assessed and recognized at the point when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel. Revenues from port terminal operations of the Logistics business amounted to $17,257 and $11,819 for the three month periods ended September 30, 2018 and 2017, respectively and $51,848 and $29,428 for the nine month periods ended September 30, 2018 and 2017, respectively. Revenues from storage fees (dry port) of the Logistics business amounted to $185 and $285 for the three month periods ended September 30, 2018 and 2017, respectively and $526 and $984 for the nine month periods ended September 30, 2018 and 2017, respectively. Dockage revenues from the Logistics business in the dry port terminal operations amounted to $697 and $1,728 for the three month periods ended September 30, 2018 and 2017, respectively and $2,227 and $3,582 for the nine month periods ended September 30, 2018 and 2017, respectively.

Revenues from liquid port terminal consist mainly of sales of petroleum products in the Paraguayan market and revenues from liquid port operations. Revenues from liquid port terminal operations consist of an agreed flat fee per cubic meter or a fixed rate over a specific period to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues that consist of an agreed flat fee per cubic meter are recognized upon completion of loading the trucks. Revenues from liquid port terminal operations that consist of a fixed rate over a specific period are recognized ratably over the storage period as the performance obligation is met evenly over time, ending when the product is loaded onto the trucks. Revenues from sale of products by the Logistics business amounted to $6,191 and $8,964 for the three month periods ended September 30, 2018 and 2017, respectively and $23,881 and $25,786 for the nine month periods ended September 30, 2018 and 2017, respectively. Revenues from liquid port terminal operations from the Logistics business amounted to $963 and $707 for the three month periods ended September 30, 2018 and 2017, respectively and $2,821 and $1,990 for the nine month periods ended September 30, 2018 and 2017, respectively.

Additionally, revenues consist of an agreed flat fee per cubic meter to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues are recognized upon completion of loading the trucks. Additionally, fees are charged for storage time in excess of contractually specified terms. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the trucks.

Expenses related to our revenue-generating contracts are recognized as incurred.

Administrative fee revenue from affiliates: Administrative fee revenue from affiliates consists of fees earned on the provision of administrative services pursuant to administrative services agreements with our affiliates (Refer to Note 8). Administrative services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other general and administrative services. These revenues are recognized as the services are provided to affiliates.

The general and administrative expenses incurred on behalf of affiliates are determined based on a combination of actual expenses incurred on behalf of the affiliates as well as a reasonable allocation of expenses that are not affiliate specific but incurred on behalf of all affiliates.

Forward Freight Agreements (“FFAs”): Realized gains or losses from FFAs are recognized monthly concurrent with cash settlements. In addition, FFAs are “marked-to-market” quarterly to determine the fair values which generate unrealized gains or losses. The Company has not entered into FFA trades for any of the periods presented.

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

(d) Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-14, “Compensation-Retirement Benefits-Defined Benefit Plans (Topic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans”. This update modifies the disclosure requirements for defined benefit pension plans and other postretirement plans. ASU 2018-14 is effective for public business entities that are SEC filers beginning in the first quarter of fiscal year 2021, and earlier adoption is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its disclosures to the consolidated financial statements.

In August 2018, FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”. This update modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, and earlier adoption is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its disclosures to the consolidated financial statements.

In January 2017, FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350)”. This update addresses concerns expressed about the cost and complexity of the goodwill impairment test and simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. The amendments in this ASU are required for public business entities and other entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. The amendments are effective for public business entities that are SEC filers for fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In January 2017, FASB issued ASU 2017-03, “Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323)”. The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our consolidated financial statements was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In February 2016, FASB issued ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 will apply to both capital (or finance) leases and operating leases. According to ASU 2016-02, lessees will be required to recognize assets (right of use asset) and liabilities (lease liabilities) on the balance sheet for both types of leases, capital (or finance) leases and operating leases, with terms greater than 12 months. ASU 2016 – 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted.

This guidance requires companies to identify lease and non-lease components of a lease agreement. Lease components relate to the right to use the leased asset and non-lease components relate to payments for goods or services that are transferred separately from the right to use the underlying asset. Total lease consideration is allocated to lease and non-lease components on a relative standalone basis. The recognition of revenues related to lease components will be governed by ASC 842 while revenue related to non-lease components will be subject to ASC 606.

In July 2018, FASB issued ASU 2018-10, Codification Improvements to Topic 842 Leases (“ASU 2018-10”). The amendments in ASU 2018-10 affect narrow aspects of the guidance issued in the amendments in ASU 2016-02. The amendments in this update affect the amendments in Update 2016-02, which are not yet effective but for which early adoption upon issuance is permitted. For entities that early adopted Topic 842, the amendments are effective upon issuance of this update, and the transition requirements are the same as those in Topic 842. For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842.

In addition, in July 2018, FASB issued ASU 2018-11, Targeted Improvements to Topic 842 Leases (“ASU 2018-11). The improvements in ASU 2018-11 provide for (a) an optional new transition method for adoption that results in initial recognition of a cumulative effect adjustment to retained earnings in the year of adoption and (b) a practical expedient for lessors, under certain circumstances, to combine the lease and non-lease components of revenues for presentation purposes.

ASC 842 provides practical expedients that allow entities to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases.

The Company plans to adopt the standard on January 1, 2019 and expects to elect the use of practical expedients. The Company intends to apply the alternative transition method for adoption as described above. Based on a preliminary assessment, the Company expects the adoption of this guidance to have a material impact on its assets and liabilities due to its charter-in contracts and the recognition of right-of-use assets and lease liabilities on its consolidated balance sheets although adoption is not expected to significantly change the recognition, measurement or presentation of lease expenses within the statements of comprehensive (loss)/income or cash flows.

With regards to the Company’s charter-out contracts, the Company is not expecting that the adoption will have a material effect on its consolidated financial statements since the Company is a lessor for these charter-out contracts and the changes are fairly minor. The Company expects to elect the use of practical expedient available to lessors which allows good and services embedded in the charter-out contract that qualify as non-lease components to be combined under a single lease component presentation.

The Company is continuing its assessment of other miscellaneous leases where the Company is the lessee and the lease terms are greater than 12 months, and may identify additional impacts this guidance will have on its consolidated financial statements and disclosures.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation: The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

The Company elected to early adopt the requirements of ASU 2017-01 “Business Combinations” effective beginning the second quarter ending June 30, 2017 and applied this guidance prospectively in the current period presented in the Company’s consolidated financial information. The early adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

(b)Principles of consolidation: The accompanying consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and both its majority and wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

The Company also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if the Company determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (ii) the equity interest holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of the entity. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned by Navios Holdings.

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of shares qualifies as a sale of shares. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Affiliates included in the financial statements accounted for under the equity method

In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of December 31, 2017 was 20.8%, which includes a 2.0% general partner interest); (ii) Navios Acquisition and its subsidiaries (economic interest as of December 31, 2017 was 46.2%); (iii) Acropolis Chartering and Shipping Inc. (“Acropolis”) (economic interest as of December 31, 2017 was 35.0%), (iv) Navios Europe I and its subsidiaries (economic interest as of December 31, 2017 was 47.5%); (v) Navios Europe II and its subsidiaries (economic interest as of December 31, 2017 was 47.5%); and (vi) Navios Containers and its subsidiaries (economic interest as of December 31, 2017 was 3.4%).

Subsidiaries Included in the Consolidation:

				Statement of Operations
Company Name	Nature	Ownership Interest	Country of Incorporation	2017	2016	2015
Navios Maritime Holdings Inc.	Holding Company		Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Shipmanagement Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/ Vessel Owning Company/ Management Company	100%	Belgium	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Astra Maritime Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Operating Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Beaufiks Shipping Corporation	Operating Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Portorosa Marine Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tulsi Shipmanagement Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Cinthara Shipping Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rawlin Services Company	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mauve International S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mandora Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Solange Shipping Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Diesis Ship Management Ltd	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Holdings Europe Finance Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Asia LLC	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Iris Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Jasmine Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Emery Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Lavender Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Esmeralda Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/12 - 12/31	—
Triangle Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/12 - 12/31	—
Roselite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/9 - 12/31
Smaltite Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	10/9 - 12/31
Motiva Trading Ltd	Operating Company	100%	Marshall Is.	1/1 - 12/31	11/2 - 12/31	—
Alpha Merit Corporation	Sub-Holding Company	100%	Marshall Is.	11/3 - 12/31	—	—
Thalassa Marine S.A.	Operating Company	100%	Marshall Is.	12/15 - 12/31	—	—

(c)Use of Estimates: The preparation of consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the assessment of other-than-temporary impairment related to the carrying value of investments in affiliates, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets to support impairment tests, impairment test for goodwill, provisions necessary for accounts receivables and demurrages, provisions for legal disputes, pension benefits, contingencies and guarantees. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(d) Cash and Cash Equivalents: Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

(e)Restricted Cash: As of December 31, 2017 and 2016, restricted cash included $5,968 and $1,896, respectively, which related to amounts held in retention accounts in order to service debt and interest payments, as required by certain of Navios Holdings’ credit facilities. Also included in restricted cash as of December 31, 2017 and 2016 are amounts held as security in the form of letters of guarantee or letters of credit totaling $590 for both reporting periods. As of December 31, 2016, restricted cash also included $2,900 which related to amounts held in a Navios Logistics’ retention account as part of the Vale International S.A. (“Vale”) arbitration in New York. See also Note 13.

(f)Insurance Claims: Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims pending). They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reporting period, which are probable to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management’s expectations as to their collection dates.

(g)Inventories: Inventories, which are comprised of lubricants, bunkers (when applicable) and stock provisions on board of the vessels, as well as petroleum products held by Navios Logistics, are valued at cost as determined on the first-in, first-out basis.

(h) Vessels, Port Terminals, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net: Vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets acquired as parts of business combinations are recorded at fair value on the date of acquisition, and if acquired as an asset acquisition, are recorded at cost (including transaction costs). Vessels constructed by the company would be stated at historical cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capability or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of comprehensive (loss)/income.

Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets, after considering the estimated residual value.

Annual depreciation rates used, which approximate the useful life of the assets are:

Vessels	25 years
Port terminals	5 to 40 years
Tanker vessels, barges and pushboats	15 to 45 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Management estimates the residual values of the Company’s dry bulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight tons (“LWT”). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and the depreciation expense in the period of the revision and future periods. Management estimates the residual values of the Company’s vessels based on a scrap rate of $340 per LWT after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the Company’s vessels.

Management estimates the useful life of its vessels to be 25 years from the vessel’s original construction. However, when regulations place limitations on the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

(i) Deposits for Vessels, Port Terminals and Other Fixed Assets: This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of vessels, port terminals and other long-lived fixed assets. Deposits for vessels, port terminals and other fixed assets also include pre-delivery expenses. Pre-delivery expenses represent any direct costs to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest for the years ended December 31, 2017, 2016 and 2015 amounted to $4,764, $5,843 and $5,154, respectively.

(j) Assets Held for Sale: It is the Company’s policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. No assets were classified as held for sale in any of the periods presented.

(k) Impairment of Long Lived Assets: Vessels, other fixed assets and other long-lived assets held and used by Navios Holdings are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Holdings’ management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. Measurement of the impairment loss is based on the fair value of the asset. Navios Holdings determines the fair value of its assets on the basis of management estimates and assumptions by making use of available market data and taking into consideration third party valuations performed on an individual vessel basis. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel, the unamortized portion of deferred drydock and special survey costs related to the vessel and the related carrying value of the intangible assets with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then-current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group.

During the fourth quarter of fiscal year 2017, management concluded that events occurred and circumstances had changed, which indicated that potential impairment of Navios Holdings’ long-lived assets might exist. These indicators included continued volatility in the spot market, and the related impact of the current dry bulk sector has on management’s expectation for future revenues. As a result, an impairment assessment of long-lived assets (step one) was performed.

The Company determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs related to the vessel and the carrying value of the related intangible assets, if applicable. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on a combination of one-year average historical time charter rates and 10-year average historical one-year time charter rates, adjusted for outliers) over the remaining economic life of each vessel, net of brokerage and address commissions excluding days of scheduled off-hires, running cost based on current year actuals, assuming an annual increase of 0.3% after 2018 and a utilization rate of 99.2% based on the fleet’s historical performance.

As of December 31, 2017, our assessment concluded that step two of the impairment analysis was required for one of our vessels held and used, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, the Company recorded an impairment loss of $32,930 for this vessel, being the difference between the fair value and the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs related to this vessel, presented within the caption “Impairment losses” in the consolidated statements of comprehensive (loss)/income. The assessment performed for 2016 and 2015 did not indicate a step two was necessary for the Company’s other vessels held and used. See also Note 6.

(l)Deferred Drydock and Special Survey Costs: The Company’s vessels, barges and pushboats are subject to regularly scheduled drydocking and special surveys which are carried out every 30 and 60 months, respectively, for ocean-going vessels, and up to every 96 months for pushboats and barges, to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys are deferred and amortized over the above periods or to the next drydocking or special survey date if such date has been determined. Unamortized drydocking or special survey costs of vessels, barges and pushboats sold are written-off to income in the year the vessel, barge or pushboat is sold.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, and expenses relating to spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2017, 2016 and 2015, the amortization of deferred drydock and special survey costs was $14,727, $13,768, and $13,340, respectively.

(m) Deferred Financing Costs: Deferred financing costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. Deferred financing costs are presented as a deduction from the corresponding liability. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization and write-off of deferred financing costs for each of the years ended December 31, 2017, 2016 and 2015 were $6,391, $5,653 and $4,524, respectively. See also Note 17.

(n) Goodwill and Other Intangibles

(i) Goodwill: Goodwill is tested for impairment at the reporting unit level at least annually.

The Company evaluates impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill (step one). The Company determines the fair value of the reporting unit based on a combination of the income approach (i.e. discounted cash flows) and market approach (i.e. comparative market multiples) and believes that the combination of these two approaches is the best indicator of fair value for its individual reporting units. If the fair value of a reporting unit exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step (step two) to determine the implied fair value of the reporting unit’s goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.

As of December 31, 2017, the Company performed its impairments test for its reporting units within: the Dry Bulk Vessel Operations and the Logistics Business. The Company additionally considered that its market capitalization continued to remain at a level well below the carrying value of its total net assets.

As of December 31, 2017, the Company performed step one of the impairment test for the Dry Bulk Vessel Operations reporting unit, which is allocated goodwill of $56,240. Step one impairment test revealed that the fair value of the Dry Bulk Vessel Operations reporting unit substantially exceeded the carrying amount of its net assets. Accordingly, no step two analysis was required.

The fair value of the Dry Bulk Vessel Operations reporting unit was estimated using a combination of income and market approaches. For the income approach, the expected present value of future cash flows used judgments and assumptions that management believes were appropriate in the circumstances. The significant factors and assumptions the Company used in its discounted cash flow analysis included: EBITDA, the discount rate used to calculate the present value of future cash flows and future capital expenditures. EBITDA assumptions included revenue assumptions, general and administrative expense growth assumptions, and direct vessel expense growth assumptions. The future cash flows were determined by considering the charter revenues from existing time charters for the fixed fleet days (the Company’s remaining charter agreement rates) and an estimated daily time charter equivalent for the non-fixed days (based on a combination of one-year average historical time charter rates and the 10-year average historical one-year time charter rates adjusted for outliers), which the Company believes is an objective approach for forecasting charter rates over an extended time period for long-lived assets and consistent with the cyclicality of the industry. In addition, a weighted average cost of capital (“WACC”) was used to discount future estimated cash flows to their present values. The WACC was based on externally observable data considering market participants’ and the Company’s cost of equity and debt, optimal capital structure and risk factors specific to the Company. The market approach estimated the fair value of the Company’s business based on comparable publicly-traded companies in its industry. In assessing the fair value, the Company utilized the results of the valuations and considered the range of fair values determined under all methods which indicated that the fair value exceeded the carrying value of net assets.

As of December 31, 2017, the Company performed step one of the impairment test for the Logistics Business, which is allocated goodwill of $104,096. Step one of the impairment test used the income method and revealed that the fair value substantially exceeded the carrying amount of its net assets. Accordingly, no step two analysis was required. The future cash flows from the Logistics Business were determined principally by combining revenues from existing contracts and estimated revenues based on the historical performance of the segment, including utilization rates and actual storage capacity. The Logistics Business has not been affected by the same volatile industry and market conditions as experienced in the Dry Bulk Vessel Operations reporting unit. In addition, the cash flows of the long-lived assets in the Logistics Business reporting unit have not experienced a significant decline.

No impairment loss was recognized for any of the periods presented.

(ii) Intangibles Other Than Goodwill: Navios Holdings’ intangible assets and liabilities consist of favorable lease terms, unfavorable lease terms, customer relationships, trade name and port terminal operating rights. The fair value of the trade name was determined based on the “relief from royalty” method which values the trade name based on the estimated amount that a company would have to pay in an arm’s length transaction to use that trade name. The asset is being amortized under the straight line method over 32 years. Navios Logistics’ trade name is being amortized under the straight line method over 10 years.

The fair value of customer relationships of Navios Logistics was determined based on the “excess earnings” method, which relies upon the future cash flow generating ability of the asset. The asset is amortized under the straight line method.

Other intangibles that are being amortized, such as customer relationships and port terminal operating rights, would be considered impaired if their carrying value could not be recovered from the future undiscounted cash flows associated with the asset.

When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of the Company’s vessels and the Company’s weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company’s financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the consolidated statements of comprehensive (loss)/income in the “Depreciation and amortization” line item.

The amortizable value of favorable leases would be considered impaired if its carrying value could not be recovered from the future undiscounted cash flows associated with the asset. Vessel purchase options that have not been exercised, which are included in favorable lease terms, would be considered impaired if the carrying value of an option, when added to the option price of the vessel, exceeded the fair value of the vessel.

Vessel purchase options that are included in favorable leases are not amortized and when the purchase option is exercised, the asset is capitalized as part of the cost of the vessel and depreciated over the remaining useful life of the vessel and if not exercised, the intangible asset is written off. Vessel purchase options that are included in unfavorable lease terms are not amortized and when the purchase option is exercised by the charterer and the underlying vessel is sold, it will be recorded as part of gain/loss on sale of the assets. If the option is not exercised at the expiration date it is written-off in the consolidated statements of comprehensive (loss)/income.

During the fourth quarter of fiscal year 2017, management concluded that circumstances had changed, which indicated that potential impairment of Navios Holdings’ intangible assets other than goodwill might exist. These indicators included continued volatility in the spot market and the related impact of the current dry bulk sector has on management’s expectations for the future, consistent with those used in its vessel impairment assessment.  As of December 31, 2017, the Company performed an assessment which indicated that the amortizable value of one of its favorable leases would not be recoverable from the future undiscounted cash flows associated with the asset. As a result, the Company recognized an impairment loss of $3,397 in the caption “Impairment losses” in the consolidated statements of comprehensive (loss)/income. There were no other impairment losses recognized for the Company’s intangible assets other than goodwill for any of the years ended December 31, 2016 and 2015.

The weighted average amortization periods for intangibles are:

Intangible assets/liabilities	Years
Trade name	30
Favorable lease terms	8
Port terminal operating rights	47
Customer relationships	20

See also Note 7.

(o)Foreign Currency Translation: The Company’s functional and reporting currency is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. The Company’s subsidiaries in Uruguay, Argentina, Brazil and Paraguay transact a nominal amount of their operations in Uruguayan pesos, Argentinean pesos, Brazilian reales and Paraguayan guaranies, whereas the Company’s wholly-owned vessel subsidiaries and the vessel management subsidiaries transact a nominal amount of their operations in Euros; however, all of the subsidiaries’ primary cash flows are U.S. dollar denominated. The financial statements of the foreign operations are translated using the exchange rate at the balance sheet date except for property and equipment and equity, which are translated at historical rates. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statements of comprehensive (loss)/income. The foreign currency gains/(losses) recognized under the caption “Other expense” or “Other income” in the consolidated statements of comprehensive (loss)/income for each of the years ended December 31, 2017, 2016 and 2015, were $(3,000), $1,600 and $1,646, respectively.

(p)Provisions: The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If the Company has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Company will provide for the lower amount within the range. See also Note 13.

The Company participates in Protection and Indemnity (P&I) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the P&I clubs.

Provisions for estimated losses on vessels under time charter are provided for in the period in which such losses are determined. As of December 31, 2017 and 2016, the balance for this provision was $2,631 and $3,129, respectively.

(q)Segment Reporting: Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company’s methods of internal reporting and management structure, the Company currently has two reportable segments: the Dry Bulk Vessel Operations segment and the Logistics Business segment.

(r)Revenue and Expense Recognition:

Revenue Recognition: Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. The Company generates revenue from transportation of cargo, time charter of vessels, port terminal operations, bareboat charters, contracts of affreightment/voyage contracts, demurrages and contracts covering dry or liquid port terminal operations.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel arrives at the loading port, as applicable under the contract, and is deemed to end upon the completion of the discharge of the current cargo. Under a voyage charter, the Company agrees to provide a vessel for the transportation of specific goods between specific ports in return for payment of an agreed upon freight rate per ton of cargo.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenue from time chartering and bareboat chartering is earned and recognized on a daily basis as the service is delivered. Revenue from contracts of affreightment (“COA”)/voyage contracts relating to our barges is recognized based upon the percentage of voyage completion. A voyage is deemed to commence upon the barge’s arrival at the loading port, as applicable under the contract, and is deemed to end upon the completion of discharge under the current voyage. The percentage of voyage completion is based on the days traveled as of the balance sheet date divided by the total days expected for the voyage. The position of the barge at the balance sheet date is determined by the days traveled as of the balance sheet date over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity is recognized ratably over the period of the contracts.

Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

Revenues arising from contracts that provide our customers with continuous access to convoy capacity are recognized ratably over the period of the contracts.

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or half-yearly basis) or the Baltic Dry Index over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement.

Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such loss is determined. A time charter involves placing a vessel at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. Revenue for vessels operating in pooling arrangements amounted to $8,041, $15,115 and $1,825, for the years ended December 31, 2017, 2016 and 2015, respectively. The allocation of such net revenue may be subject to future adjustments by the pool, however, such changes are not expected to be material.

Revenues from port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into silos or the stockpiles for temporary storage and then loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading. Storage fees are assessed and recognized when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Revenues from liquid port terminal operations consist mainly of sales of petroleum products in the Paraguayan market. Additionally, revenues consist of an agreed flat fee per cubic meter to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues are recognized upon completion of loading the trucks. Additionally, fees are charged for storage time in excess of contractually specified terms. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the trucks.

Recovery of lost revenue under credit default insurance for charterers is accounted for as gain contingency and is recognized when all contingencies are resolved. The amount of recovery of lost revenue is recorded within the caption “Revenue” and any amount recovered in excess of the lost revenue is recorded within the caption “Other income”.

Expenses related to our revenue-generating contracts are recognized as incurred.

Administrative fee revenue from affiliates: Administrative fee revenue from affiliates consists of fees earned on the provision of administrative services pursuant to administrative services agreements with our affiliates (Refer to Note 15). Administrative services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other general and administrative services. These revenues are recognized as the services are provided to affiliates.

The general and administrative expenses incurred on behalf of affiliates are determined based on a combination of actual expenses incurred on behalf of the affiliates as well as a reasonable allocation of expenses that are not affiliate specific but incurred on behalf of all affiliates.

Forward Freight Agreements (“FFAs”): Realized gains or losses from FFAs are recognized monthly concurrent with cash settlements. In addition, FFAs are “marked-to-market” quarterly to determine the fair values which generate unrealized gains or losses. The Company has not entered into FFA trades for any of the periods presented.

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

Time Charter, Voyage and Logistics Business Expenses: Time charter, voyage and logistics business expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid, bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Also included in time charter, voyage and logistics business expenses are charterers’ liability insurances, provision for losses on time charters and voyages in progress at year-end, direct port terminal expenses and other miscellaneous expenses.

Direct Vessel Expenses: Direct vessel expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications and amortization of drydocking and special survey costs net of related party management fees.

Prepaid Voyage Costs: Prepaid voyage costs relate to cash paid in advance for expenses associated with voyages. These amounts are recognized as expenses over the voyage or charter period.

(s)Employee benefits:

Pension and Retirement Obligations-Crew: The Company’s ship-owning subsidiaries employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

Provision for Employees’ Severance and Retirement Compensation: The employees in the Company’s office in Greece are protected by Greek labor law. According to the law, the Company is required to pay retirement indemnities to employees upon dismissal or upon leaving with an entitlement to a full security retirement pension. The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years’ salary. If the employees remain in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known. The Company considers this plan equivalent to a lump sum defined benefit pension plan and accounts for it under relevant guidance on employer’s accounting for pensions. The Company is required to annually value the statutory terminations indemnities liability. Management obtains a valuation from independent actuaries to assist in the calculation of the benefits. The Company provides, in full, for the employees’ termination indemnities liability. This liability amounted to $1,336 and $1,127 at December 31, 2017 and 2016, respectively.

U.S. Retirement Savings Plan: The Company sponsors a 401(k) retirement savings plan, which is categorized as a defined contribution plan. The plan is available to full time employees who meet the plan’s eligibility requirements. The plan permits employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company makes monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company has no further obligations. The Company may make an additional discretionary contribution annually if such a contribution is authorized by the Board of Directors. The plan is administered by an independent professional firm that specializes in providing such services. See also Note 12.

Other Post-Retirement Obligations: The Company has a legacy pension arrangement for certain Bahamian, Uruguayan and former Navios Corporation employees. The entitlement to these benefits is only to these former employees. The expected costs of these benefits are accrued each year, using an accounting methodology similar to that for defined benefit pension plans.

Stock-Based Compensation: In December 2017, the Company authorized the grant of restricted common stock and restricted stock units. In December 2016, the Company authorized the grant of restricted share units and share appreciation rights. In December 2015, the Company authorized the issuance of shares of restricted common stock, restricted stock units and stock options in accordance with the Company’s stock option plan for its employees, officers and directors. These awards of restricted share units, share appreciation rights, restricted common stock, restricted stock units and stock options are based on service conditions only and vest over three and four years. In December 2014, the Company also authorized the issuance of shares of restricted common stock, restricted stock units and stock options for its employees, officers and directors that vest upon achievement of certain internal performance criteria including certain targets on operational performance and cost efficiency. See also Note 12.

The fair value of share appreciation rights and stock option grants is determined with reference to option pricing model and principally adjusted Black-Scholes models. The fair value of restricted share units, restricted stock and restricted stock units is determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Compensation expense for the awards that vest upon achievement of the performance criteria is recognized when it is probable that the performance criteria will be met and are being accounted for as equity.

(t)Financial Instruments: Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables and other liabilities, long-term debt, capital leases and available-for-sale securities. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial Risk Management: The Company’s activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, fuel prices and credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit Risk: The Company closely monitors its credit exposure to customers and counterparties for credit risk. The Company has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.

Interest Rate Risk: Any differential to be paid or received on an interest rate swap agreement is recognized as a component of gain/loss on derivatives over the period of the agreement. Gains and losses on early termination of interest rate swaps are reflected in the consolidated statements of comprehensive (loss)/income. The effective portion of changes in the fair value of interest rate swap agreements that are designated and qualify as cash flow hedges are recognized in equity.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency at rates prevailing on the dates of the relevant transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of comprehensive (loss)/income.

Accounting for Derivative Financial Instruments and Hedging Activities: The Company may enter into dry bulk shipping FFAs as economic hedges relating to identifiable ship and/or cargo positions and as economic hedges of transactions the Company expects to carry out in the normal course of its shipping business. By utilizing certain derivative instruments, including dry bulk shipping FFAs, the Company manages the financial risk associated with fluctuating market conditions. The Company records all of its derivative financial instruments and hedges as economic hedges. The Company classifies cash flows related to derivative financial instruments within cash provided by operating activities in the consolidated statements of cash flows.

(u)(Loss)/Earnings Per Share: Basic (loss)/earnings per share are computed by dividing net (loss)/income attributable to Navios Holdings common stockholders by the weighted average number of shares of common stock outstanding during the periods presented. Net (loss)/income attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net (loss)/ income attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled. Diluted (loss)/earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted. Dilution has been computed by the treasury stock method whereby all of the Company’s dilutive securities (stock options and warrants) are assumed to be exercised and the proceeds are used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted (loss)/earnings per share computation. Restricted share units, restricted stock and restricted stock units (vested and unvested) are included in the calculation of the diluted (loss)/earnings per share, based on the weighted average number of restricted share units, restricted stock and restricted stock units assumed to be outstanding during the period. Convertible shares are included in the calculation of the diluted (loss)/earnings per share, based on the weighted average number of convertible shares assumed to be outstanding during the period. See also Note 19.

(v)Income Taxes: The Company is a Marshall Islands Corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and the United States of America. The tax expense reflected in the Company’s consolidated financial statements for the years ended December 31, 2017, 2016 and 2015 was mainly attributable to its subsidiaries in South America, which are subject to the Argentinean and Paraguayan income tax regimes.

The asset and liability method is used to account for future income taxes. Under this method, future income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Future income tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax asset is recognized for temporary differences that will result in deductible amounts in future years. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

On December 29, 2017, the Argentine government enacted the Law 27,430 introducing changes to the income tax law in Argentina. The new law modifies the rates for income taxes applicable in the next years. In measuring its income tax assets and liabilities, Navios Logistics used the rate that is expected to be enacted at the time of the reversal of the asset or liability in the calculation of the deferred tax for the items related to Argentina. An income tax rate of 30% was applied on temporary differences whose reversal is expected to occur in the years before 2020, and a rate of 25% on temporary differences remaining thereafter. During the year ended December 31, 2017, the Company has recorded an income tax benefit of $2,837 within the caption “Income tax benefit/(expense)” in the consolidated statements of comprehensive (loss)/income related to the change in the rate of the income tax.

(w) Dividends: Dividends are recorded in the Company’s financial statements in the period in which they are declared. Navios Holdings paid $0, $0 and $19,325 to its common stockholders during the years ended December 31, 2017, 2016 and 2015, respectively, and $0, $3,681 and $16,025 to its preferred stockholders during the years ended December 31, 2017, 2016 and 2015, respectively. In November 2015, Navios Holdings announced that the Board of Directors decided to suspend the dividend to its common stockholders. In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G Cumulative Redeemable Perpetual Preferred Stock (the “Series G”) and Series H Cumulative Redeemable Perpetual Preferred Stock (the “Series H”). All inter-company dividends are eliminated upon consolidation.

(x)Guarantees: A liability for the fair value of an obligation undertaken in issuing the guarantee is recognized. The recognition of fair value is not required for certain guarantees such as the parent’s guarantee of a subsidiary’s debt to a third party or guarantees on product warranties. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of their terms are made.

On November 15, 2012, the Company agreed to provide Navios Partners with guarantees against counterparty default on certain existing charters (see also Note 15).

(y)Leases: Vessel leases where Navios Holdings is regarded as the lessor are classified as either finance leases or operating leases based on an assessment of the terms of the lease.

For charters classified as finance leases the minimum lease payments are recorded as the gross investment in the lease. The difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned income which is amortized to income over the lease term as finance lease interest income to produce a constant periodic rate of return on the net investment in the lease.

For charters classified as operating leases where Navios Holdings is regarded as the lessor, refer to Note 2(r).

For charters classified as operating leases where Navios Holdings is regarded as the lessee, the expense is recognized on a straight line basis over the rental periods of such charter agreements. The expense is included under the line item “Time charter, voyage and logistics business expenses”.

(z)Treasury Stock: Treasury stock is accounted for using the cost method. Excess of the purchase price of the treasury stock acquired, plus direct acquisition costs over its par value is recorded in additional paid-in capital.

(aa) Trade Accounts Receivable: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings and FFA counterparties, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

(ab) Convertible Preferred Stock: The Company’s 2% Mandatorily Convertible Preferred Stock (“Preferred Stock”) is recorded at fair market value on the date of issuance. The fair market value is determined using a binomial valuation model. The model which is used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date. Each preferred share has a par value of $0.0001. Each holder of Preferred Stock is entitled to receive an annual dividend equal to 2.0% on the nominal value of the Preferred Stock, payable quarterly, until such time as the Preferred Stock converts into common stock. Five years after the issuance date, 30.0% of the then-outstanding shares of Preferred Stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per share of common stock with the remaining balance of the then-outstanding shares of Preferred Stock being converted into shares of common stock under the same terms 10 years after their issuance date. At any time following the third anniversary from their issuance date, if the closing price of the common stock has been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares shall automatically convert at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock are entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per common stock. See also Note 16.

(ac) Cumulative Redeemable Perpetual Preferred Stock: The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. At any time on or after January 28, 2019, the Series G may be redeemed at the Company’s option and at any time on or after July 8, 2019, the Series H may be redeemed at the Company’s option (and the American Depositary Shares can be caused to be redeemed), in whole or in part, out of amounts legally available therefore, at a redemption price of $2,500.00 per share (equivalent to $25.00 per American Depositary Share) plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. The Company has accounted for these shares as equity. See also Note 16.

(ad) Investment in Available-for-Sale Securities: The Company classifies its existing marketable equity securities as available-for-sale. These securities are carried at fair value, with unrealized gains and losses excluded from earnings and reported directly in stockholders’ equity as a component of other comprehensive (loss)/income unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the consolidated statements of comprehensive (loss)/income. Management evaluates securities for other-than-temporary impairment (“OTTI”) on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the investee, and (iii) the intent and ability of the Company to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in fair value.

Investment in Equity Securities: Navios Holdings evaluates its investments in Navios Acquisition, Navios Partners, Navios Europe I, Navios Europe II and Navios Containers for OTTI on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than the carrying value, (ii) the financial condition and near-term prospects of Navios Partners, Navios Acquisition, Navios Europe I, Navios Europe II and Navios Containers, and (iii) the intent and ability of the Company to retain its investment in Navios Acquisition, Navios Partners, Navios Europe I, Navios Europe II and Navios Containers, for a period of time sufficient to allow for any anticipated recovery in fair value. If we consider any decline to be “other-than-temporary”, then we would write down the carrying amount of the investment to its estimated fair value.

(ae) Financial Instruments and Fair Value: Guidance on Fair Value Measurements provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to guidance on Fair Value Measurements.

(af) Recent Accounting Pronouncements:

In May 2017, the  Financial Accounting Standards Board (“FASB”) issued ASU 2017-09, “Compensation — Stock Compensation (Topic 718)”. This update provides clarity and reduces both diversity in practice and cost and complexity when applying the guidance in Topic 718 to a change to the terms or conditions of a share-based payment award. The amendments in this update affect any entity that changes the terms or conditions of a share-based payment award and are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period, for public business entities for reporting periods for which financial statements have not yet been issued and all other entities for reporting periods for which financial statements have not yet been made available for issuance. The amendments in this update should be applied prospectively to an award modified on or after the adoption date. The adoption of this new accounting standard is not expected to have material impact on the Company’s results of operations, financial position or cash flows.

In February 2017, FASB issued ASU 2017-05, “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20)”. This update clarifies the scope of Subtopic 610-20 “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets” and provides guidance for partial sales of nonfinancial assets. Subtopic 610-20, which was issued in May 2014 as a part of ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”, provides guidance for recognizing gains and losses from the transfer of nonfinancial assets in contracts with noncustomers. The amendments in ASU 2017-05 are effective at the same time as the amendments in ASU 2014-09. Therefore, for public entities, the amendments are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. The adoption of this new standard is not expected to have material impact on the Company’s results of operations, financial position or cash flows.

In January 2017, FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350)”. This update addresses concern expressed about the cost and complexity of the goodwill impairment test and simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. The amendments in this ASU are required for public business entities and other entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. The amendments are effective for public business entities that are SEC filers for fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In January 2017, FASB issued ASU 2017-03, “Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323)”. The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our consolidated financial statement was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

In December 2016, FASB issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers”. The amendments in this ASU affect narrow aspects of the guidance issued in ASU 2014-09, which is not yet effective, and are of a similar nature to the items typically addressed in the Technical Corrections and Improvements project. The effective date and transition requirements for the amendments are the same as the effective date and transition requirements for Topic 606 (and any other Topic amended by Update 2014-09). ASU 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date”, defers the effective date of Update 2014-09 by one year, as noted below.

In November 2016, FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. This update addresses the classification and presentation of changes in restricted cash on the statement of cash flows under Topic 230, Statement of Cash Flows. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Retrospective transition method is required. Early adoption is permitted for all entities. The Company currently presents changes in restricted cash and cash equivalents depending on the nature of the cash flow within the consolidated statement of cash flows. The new guidance will not impact financial results, but will result in a change in the presentation of restricted cash and cash equivalents within the statement of cash flows. The Company currently plans to adopt this guidance from January 1, 2018.

In August 2016, FASB issued ASU 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments”. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. This update will be adopted as from January 1, 2018 and applied on a retrospective basis. The Company has assessed each of the eight specific presentation issues and determined that the adoption of this ASU does not have a material impact on the Company’s consolidated financial statements.

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely matter. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In February 2016, FASB issued ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 will apply to both capital (or finance) leases and operating leases. According to ASU 2016-02, lessees will be required to recognize assets (right of use asset) and liabilities (lease liabilities) on the balance sheet for both types of leases, capital (or finance) leases and operating leases, with terms greater than 12 months. ASU 2016 – 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted.

This guidance requires companies to identify lease and non-lease components of a lease agreement. Lease components relate to the right to use the leased asset and non-lease components relate to payments for goods or services that are transferred separately from the right to use the underlying asset. Total lease consideration is allocated to lease and non-lease components on a relative standalone basis. The recognition of revenues related to lease components will be governed by ASC 842 while revenue related to non-lease components will be subject to ASC 606.

In January 2018, the FASB issued a proposed amendment to ASC 842, Leases, that would provide an entity the optional transition method to initially account for the impact of the adoption with a cumulative adjustment to accumulated deficit on the effective date of the ASU, January 1, 2019 rather than January 1, 2017, which would eliminate the need to restate amounts presented prior to January 1, 2019. In addition, this proposed amendment, lessors can elect, as a practical expedient, not to allocate the total consideration to lease and non-lease components based on their relative standalone selling prices. If adopted, this practical expedient will allow lessors to elect a combined single lease component presentation if (i) the timing and pattern of the revenue recognition of the combined single lease component is the same, and (ii) the related lease component and, the combined single lease component would be classified as an operating lease.

ASC 842 provides practical expedients that allow entities to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases.

The Company plans to adopt the standard on January 1, 2019 and expects to elect the use of practical expedients. If the proposed amendment to ASC 842 is adopted, the Company would elect the transition method for adoption as described above. Based on a preliminary assessment, the Company expects the adoption of this guidance to have a material impact on its assets and liabilities due to its charter-in contracts and the recognition of right-of-use assets and lease liabilities on its consolidated balance sheets although adoption is not expected to significantly change the recognition, measurement or presentation of lease expenses within the statements of comprehensive (loss)/income or cash flows.

With regards to the Company’s charter-out contracts, the Company is not expecting that the adoption will have a material effect on its consolidated financial statements since the Company is a lessor for these charter-out contracts and the changes are fairly minor. If the proposed practical expedient mentioned above is adopted and elected, good and services embedded in the charter-out contract that qualify as non-lease components will be combined under a single lease component presentation. However, without the proposed practical expedient, the Company expects that it will continue to recognize the lease revenue component using an approach that is substantially equivalent to existing guidance. The components of the charter hire that are categorized as lease components will generally be a fixed rate per day with revenue recognized straight line over the lease contract. Other goods and services that are categorized as non-lease components will be recognized at either a point in time or over time based on the pattern of transfer of the underlying goods or services to our charterers.

The Company is continuing its assessment of other miscellaneous leases, which have lease terms greater than 12 months and the Company is the lessee and may identify additional impacts this guidance will have on the consolidated financial statements and disclosures.

In January 2016, FASB issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities”. The amendments in this ASU require an entity (i) to measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) at fair value with changes in fair value recognized in net income; (ii) to perform a qualitative assessment to identify impairment in equity investments without readily determinable fair values; (iii) to present separately in other comprehensive income the fair value of a liability resulting from a change in the instrument-specific credit risk; and (iv) to present separately financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet. The amendments also eliminate the requirement, for public business entities, to disclose the methods and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost on the balance sheet and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. For public business entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of this new standard is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In May 2014, FASB issued ASU 2014-09, “Revenue from Contracts with Customers”, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. In August 2015, the FASB issued ASU 2015-14 which deferred the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. The Company will adopt the standard as of January 1, 2018 and will utilize the modified retrospective approach and is expecting that the adoption will not have a material effect on its financial statements. The Company has chartered certain of its vessels since inception in time charter agreements and in this respect revenue is accounted under ASC 840, Leases.  The Company also operates certain of its vessels under voyage contracts and/or contracts of affreightment, contracts for which currently revenue is recognized ratably from when a vessel becomes available for loading to the completion of the discharge of the current cargo, provided an agreed non-cancelable charter between the Company and the charterer is in existence.  Upon adoption, the Company will recognize revenue ratably from the vessel’s arrival at the loading port, as applicable under the contract, to when the charterer's cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. The estimated impact of the adoption of this standard is expected to be minimal in operating revenues and expenses and net income/(loss).